LOANS AND BORROWINGS - Aggregate maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Twelve months ending December 31,
2024	¥ 2,159,943
2025	2,625,548
2026	3,886,047
2027	5,275,278
2028	4,446,532
Thereafter	10,472,851
Long-term borrowings	¥ 28,866,199	¥ 25,489,829